Engagement in Collaborations Agreements and Pilot Programs	12 Months Ended
Dec. 31, 2025
Engagement in Collaborations Agreements and Pilot Programs [Abstract]
ENGAGEMENT IN COLLABORATIONS AGREEMENTS AND PILOT PROGRAMS

NOTE 13 – ENGAGEMENT IN COLLABORATIONS AGREEMENTS AND PILOT PROGRAMS

Collaboration agreement with Wyler Farm

On May 13, 2024, the Company announced a royalties and raw materials supply agreement (the “Wyler Agreement”) with Wyler Farm Ltd., a leader in alternative protein production, whereby Wyler Farm will manufacture alternative proteins on a commercial scale using materials purchased from the Company, and pay the Company royalties from the sales. Additionally, the Company agreed to finance the procurement of the equipment necessary for Wyler to establish alternative proteins production, as a result of the above, the Company recognized an amount of USD 54 thousand. As of December 31, 2025, this amount was classified as a short-term prepaid expense, whereas as of December 31, 2024, it was presented as a long-term loan.. Pursuant to the terms of the loan, Wyler Farm will reimburse the Company for the full cost of purchasing the equipment in quarterly payments in amounts derived from revenues generated by products manufactured using materials provided pursuant to the Wyler Agreement. Any unrepaid portion of the loan will bear 5% annual interest. The Wyler Agreement has an initial term of two years and shall automatically be renewed for a successive 12-month period provided the parties have reached an agreement or alternatively subject to the automatic update mechanism, regarding the sales target, as described in the Wyler Agreement. As of December 31, 2025, no revenues have yet been recognized.

The execution of the Wyler Agreement was deemed the achievement of pre-determined performance conditions that led to the vesting of performance share units (PSUs) into 32,500 ADS. For further information, see Note 21 (b).

Agreement with Premazon

On July 23, 2024, the Company announced an agreement with Premazon, a renowned frozen foods manufacturer and institutional market distributor. This partnership will introduce a new line of plant-based fish products, developed with Steakholder’s fish premix blends and made commercially available through Premazon’s manufacturing capabilities and distribution network. Through this partnership, Premazon will integrate the Company’s fish premix blends into a new plant-based white fish kebab line.

On September 17, 2024, the Company signed a supply agreement with Bondor Foods Ltd. (“Bondor Foods”), a sister company of Premazon. This agreement has an initial term of two years and shall automatically be renewed for successive 12-month period unless either party provides a written notice of termination at least 90 days before the renewal date. According to the agreement, the Company will receive orders from Bondoor Foods and deliver the fish premix blends in return for payment according to the Company’s updated price list.

In December 2024, the Company delivered its first order to Bondor Foods, resulting in the recognition of 10 thousand USD in revenue. No additional purchase orders were received during 2025, therefore, no revenue was recognized in 2025.